Financial risk management - Movements on provision for impairment (Details) - Trade receivables - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Movements on the provision for impairment of trade receivables
Brought forward	£ 14,113	£ 6,451
Provision for receivables impairment	160	336
Receivables provided subsequently written off	(6,943)
Receivables offset against deferred revenue	2,591	6,807
Foreign exchange (gains)/losses on retranslation	(213)	519
Carried forward	£ 9,708	£ 14,113